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                                                              METLIFE LETTERHEAD

MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                                                   March 8, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MetLife Investors USA Separate Account A
         File No. 811-03365

Commissioners:

Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Alger American Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual report for DWS Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000912577, File No. 811-08042.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 2


The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The Annual Reports for certain portfolios of Legg Mason Partners Lifestyle Series, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0001000077, File No. 811-07435.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios II, are incorporated by reference as filed on Form N-CSR, CIK No 0008

The Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios III, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios IV are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.

The Annual Reports for certain series of Neuberger Berman Equity Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000044402, File No. 811-00582.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Report of T. Rowe Price Growth Stock Fund Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000080257, File No. 811-00579.

The Annual Reports for certain series of T. Rowe Price International Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000313212, File No. 811-02958.

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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 3


The Annual report of T. Rowe Price Prime Reserve Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000316968, File No. 811-02603.

The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John M. Richards
                                        ----------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company